Note 13 - Financial Instruments with Off-balance-sheet Risk (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Fair Value, off-Balance-Sheet Risks [Table Text Block]
	In Thousands
	Contract or Notional Amount
	2022	2021
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$1,217,963	1,147,654
Standby letters of credit	118,064	90,929
Total	$1,336,027	1,238,583

Off-Balance-Sheet, Credit Loss, Liability [Table Text Block]
	(In Thousands)
	2022	2021	2020
Beginning balance, January 1	$955	693	434
Impact of adopting ASC 326	6,195	—	—
Credit loss expense (benefit)	(1,014)	262	259
Ending balance, December 31,	$6,136	955	693